INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating losses carried forward	$ 45,009	$ 49,448
Depreciation and amortization	30,076	27,004
Lease liabilities	1,883	2,176
Others	58	207
Sub-total	77,026	78,835
Valuation allowances	(74,417)	(75,867)
Total deferred tax assets	2,609	2,968
Deferred tax liabilities
Right-of-use assets	(1,750)	(2,086)
Unrealized capital allowances	(859)	(1,330)
Total deferred tax liabilities	(2,609)	(3,416)
Deferred tax liabilities, net	$ 0	$ (448)